STOCK PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
STOCK PURCHASE WARRANTS

6.            STOCK PURCHASE WARRANTS

During the nine months ended September 30, 2015, the Company issued 3,971,436 common stock warrants to investors and 406,859 common stock warrants to the placement agents in connection with issuance of the Convertible Notes. These warrants are recorded as a derivative warrant liability.

During the nine months ended September 30, 2015, 3,017,490 stock purchase warrants expired with a weighted average exercise price of $1.29.

As a result of the issuance of the Convertible Notes payable pursuant to the Note and Warrant Purchase Agreement entered into with certain accredited investors on May 28, 2015, the exercise price of the warrants issued in connection with the sale of the Company's Series B Preferred Stock was reduced to $0.35 per share.

The following represents additional information related to common stock warrants outstanding and exercisable at September 30, 2015:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.35	8,676,408	3.00	$0.35
$0.50	4,378,295	4.82	$0.50
Total warrants accounted for as derivative liability	13,054,703	3.61	$0.40

$0.83	2,108,500	3.05	$0.83
$0.84	20,000	0.84	$0.84
$0.85	281,912	1.82	$0.85
$0.95	20,000	1.01	$0.95
$1.00	165,417	3.38	$1.00
$1.33	564,308	0.21	$1.33
Total warrants accounted for as equity	3,160,137	2.42	$0.93
Total for all warrants outstanding	16,214,840	2.08	$0.50

For warrants granted that are accounted for as a derivative liability, the Company used a Binomial Options Pricing model.  The primary assumptions used to determine the fair values of these warrants were: risk free interest rate of 1.37%, volatility of 49.42%, and actual term and exercise price of the warrants granted.

Common Stock Warrants

During the year ended December 31, 2014, the Company issued 470,000 common stock warrants to investors and 45,000 common stock warrants to the placement agents in connection with the additional closings related to the 2013 Common Stock Offering (see Note 7).

In addition, during the year ended December 31, 2014, the Company exchanged 546,470 common stock warrants for an equal number of warrants with the same terms as the warrants issued in the 2013 Series B Offering. As a result of this exchange and because such new warrants are derivative instruments, the Company increased its derivative warrant liability by approximately $115,000, the fair value of the warrants on the date of the modification. In addition, in conjunction with the exchange, the Company recognized a one-time expense of approximately $82,000 representing the incremental fair value resulting from the modification, which is included in the accompanying statements of operations.

During the year ended December 31, 2014, various warrant holders exercised their rights to purchase 180,750 shares of the Company’s common stock, with an average exercise price of $0.50 per share, pursuant to a cash exercise whereby the Company received cash proceeds of $90,375.

During the year ended December 31, 2013, the Company issued 7,621,070 common stock warrants to investors and 82,772 common stock warrants to the placement agents in connection with the 2013 Series B Offering. These warrants are recorded as Derivative Warrant Liability.  In addition, the Company issued 1,285,000 common stock warrants to investors and 128,500 common stock warrants to placement agents in connection with 2013 Common Stock Offering.

As a result of the issuance of common stock pursuant to the 2013 Common Stock Offering, the exercise price of the warrants issued in connection with the 2013 Series B Offering was reduced from $0.83 to $0.50, provided, however, Platinum waived its right to adjust the exercise price of the 6,020,214 warrants held by it and accordingly, such exercise price remains $0.83 per share, as of December 31, 2013, solely with respect to Platinum. In April 2014, the Company issued common stock for services performed pursuant to a service agreement.  The shares of common stock were issued at the market value of $0.53 per share.  As a result of this issuance, the exercise price of the remaining warrants issued in connection with the Series B Offering, including the warrants issued to Platinum, was reduced to $0.53.

The following is a summary of all common stock warrant activity during the year ended December 31, 2014:

	Number of Shares Under Warrants	Exercise Price Per Share	Weighted Average Exercise Price
Warrants issued and exercisable at December 31, 2013	14,616,535	$0.50 - 1.33	$0.90
Warrants Issued/Exchanged	1,061,470	$0.83	$0.83
Warrants Expired/Forfeited	(643,220)	$0.50 - 1.33	$0.87
Warrants Exercised	(180,750)	$0.50	$0.50
Warrants issued and exercisable at December 31, 2014	14,854,035	$0.50 - 1.33	$0.76

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2014:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	2,109,724	3.76	$0.50
$0.53	6,566,684	3.75	$0.53
Total warrants accounted for as derivative liability	8,676,408	3.75	$0.52

$0.83	2,379,046	3.41	$0.83
$0.84	20,000	1.59	$0.84
$0.85	281,912	2.56	$0.85
$0.95	20,000	1.75	$0.95
$1.00	165,417	4.35	$1.00
$1.33	3,311,252	0.51	$1.33
Total warrants accounted for as equity	6,177,627	1.83	$1.10
Total for all warrants outstanding	14,854,035	2.95	$0.76

The Company used the Black-Scholes option price calculation to value the warrants granted in 2014 using the following assumptions: risk-free rate of 1.62%, volatility of 60.13%, actual term and exercise price of warrants granted.   For warrants granted that are accounted for as a derivative liability, the Company used a Binomial Options Pricing model.  The primary assumptions used to determine the grant date fair value of these warrants were: a risk free interest rate with the range from 1.59% - 3.40%, volatility of 60.13%, actual term and exercise price of the warrants granted. There were no material changes to the primary assumptions, as noted above, used to determine the fair value of the warrants as of December 31, 2014.

The Company used the Black-Scholes option price calculation to value the warrants granted in 2013 using the following assumptions: risk-free rate of 1.75%, volatility of 61.67%, actual term and exercise price of warrants granted.   For warrants granted that were accounted for as a derivative liability, the Company used a Binomial Options Pricing model.  The primary assumptions used to determine the grant date fair value of these warrants were: a risk free interest rate of 1.4%, volatility of 61.67%, actual term and exercise price of the warrants granted. There were no material changes to the primary assumptions, as noted above, used to determine the fair value of the warrants as of December 31, 2013.